Annual Total Returns[BarChart] - Inflation Protected Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.11%	8.03%	(6.97%)	2.97%	(3.01%)	3.80%	4.86%	(2.22%)	8.66%	8.81%